                        Aetna Mutual Funds
                              Aetna Income Funds



                                    [PHOTO]


                        ENGINEERING BETTER INVESTMENTS


Semi-Annual Report
    April 30, 2001

                                                                           Aetna
                                                                           Funds

                              President's Letter
Dear Valued Shareholder:                                         April 30, 2001

Thank you for investing in Aetna Series Fund, Inc. We are pleased to send you this report on the funds you have chosen to pursue your investment goals.

As I am sure you are well aware, the past six months have been trying for the U.S. stock market. Unprecedented market volatility has challenged even the most seasoned investor. The bear market, the first in the experience of many investors, affected almost everyone. The lessons to learn from this are the benefits of both diversification and investing for the long-term.

During the period, most major U.S. market indices produced negative returns. Reacting to a nosedive in business investment and fragile consumer confidence, the Federal Reserve (the "Fed") has taken aggressive action over the past several months reducing its overnight interest rate target by 2.0 percentage points in four separate steps. Because most banks tie their prime lending rates directly to the Fed funds rate, the lower interest rates make it less expensive for companies and individuals to borrow, which should in time help to restore both profitability and confidence.

On a positive note, these sharp plunges in the market have not affected household income or consumer spending. New home sales are nearing record highs and the dollar has gained strength against most other currencies. Although economic growth is slower than it was a year ago, the U.S. economy is still expanding. In fact, for the first three months of 2001, U.S. Gross Domestic Product increased at an annual rate of 2.0 percent.

The past six months proved to be an exciting and eventful time for Aeltus Investment Management, Inc., adviser to the funds. Some accomplishments worth mentioning:

     . December 13, 2000, ING Groep N.V. (ING) completed its acquisition of Aetna Financial Services and its subsidiaries, including Aeltus Investment Management, Inc. ING is a global financial institution that provides a full range of financial services to individual, corporate and institutional clients. This alliance gives Aeltus the ability and opportunity to provide even greater focus and superior service to our customers.

     . Aetna Small Company and International Funds received the Standard & Poor's Select Fund designation. In order to achieve this status, a fund must exhibit both a trend of consistently strong performance, as well as demonstrated ability from management to continue to serve as a catalyst for comparable performance.

     . Aetna Index Plus Mid Cap Fund received an overall 5-star rating from Morningstar, Inc. Aetna Value Opportunity Fund, Aetna Bond Fund, and Aetna Government Fund also received recognition from Morningstar with overall ratings of 4-stars.

Thank you for your continued confidence in the Aetna Series Fund and Aeltus Investment Management, Inc. We will continue to provide you with a diverse family of funds and related services to help balance your risk/reward equation under all market conditions.

Sincerely,




  /s/ J. Scott Fox

  J. Scott Fox
  President
  Aetna Series Fund, Inc.

Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of April 30, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and 10-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The Overall Morningstar Rating
(TM) is a weighted average of the fund's three-, five-, and 10-year (if applicable) risk-adjusted performance. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated exclusively against U.S.-domiciled funds. Ratings are for the A & I share class; other classes may vary. The investment adviser has waived or reimbursed the Fund for some operating expenses, which had a positive impact on performance. Overall and 3-year rankings for the Aetna Index Plus Mid Cap (5 stars) and Aetna Value Opportunity (4 stars) are rated in a universe of 4,363 Domestic Equity Funds. Aetna Bond and Aetna Government funds (4 stars) are rated in a universe of 1,802 Taxable Bond Funds. Aetna Bond Fund and Aetna Government Fund received 4 stars for the 5-year rating among 1,327 Taxable Bond Funds. These funds are subject to market risk; investment return and principal value will vary with market conditions and you may have a gain or loss when you sell your shares. A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

President's Letter........................................................   i
Income Funds:
Investment Review.........................................................   1
Portfolios of Investments:
  Aetna Bond Fund.........................................................   8
  Aetna Government Fund...................................................  11
  Aetna Money Market Fund.................................................  12
Statements of Assets and Liabilities......................................  14
Statements of Operations..................................................  16
Statements of Changes in Net Assets.......................................  18
Notes to Financial Statements.............................................  24
Financial Highlights......................................................  30

                                                                 Aetna Bond Fund
                                                               Growth of $10,000
                Lehman
Aetna Bond     Brothers
Fund (Class I) Aggregate
         10000     10000  01/01/92
          9900      9872
         10290     10271
         10860     10712
         10670     10741  12/31/92
         11160     11185
         11470     11481
         11771     11781
         11820     11788  12/31/93
         11530     11450
         11333     11332
         11428     11401
         11432     11444  12/31/94
         11921     12021
         12610     12753
         12827     13003
         13379     13557  12/31/95
         13171     13317
         13225     13393
         13463     13641
         13696     13944  10/31/96
         13888     14094
         13985     14182
         14612     14877
         14751     15183  10/31/97
         15069     15604
         15261     15725
         15569     16043
         15890     16598  10/31/98
         16319     16862
         16182     16712
         15926     16443
         16138     16686  10/31/99
         15970     16551
         16154     16923
         16611     17424
         16925     17905  10/31/00
         17912     18838
         18091     19019  04/30/01


--------------------------------------------------------------------------------
                         Average Annual Total Returns
                     for the period ended April 30, 2001*
--------------------------------------------------------------------------------
                                             1 Year    5 Years   Inception
--------------------------------------------------------------------------------
     Class I                                 11.99%      6.66%       6.56%
--------------------------------------------------------------------------------
     Class A:
           POP (1)                            6.46%      5.17%       5.40%
           NAV (2)                           11.73%      6.20%       5.96%
--------------------------------------------------------------------------------
     Class B:
           w/CDSC (3)                         5.94%      5.29%       5.51%
           NAV                               10.94%      5.61%       5.51%
--------------------------------------------------------------------------------
     Class C:
           w/CDSC (4)                         9.95%      5.60%       5.50%
           NAV                               10.95%      5.60%       5.50%
--------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.


                                Aetna Bond Fund

How did the Fund perform during the period?

The Aetna Bond Fund Class I shares generated a 6.88% total return, net of fund expenses, for the six month period ended April 30, 2001. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned 6.22% for the same period.

What economic or financial market conditions impacted the Fund?

The Federal Reserve (the "Fed") lowered the Fed Funds rate by 200 basis points during the first four months of 2001, attempting to offset weakness in manufacturing, business investment, and corporate profits. (One basis point is equal to one hundredth of a percent, or 0.01%.) In this easing environment, the yield curve has steepened dramatically with two-year Treasuries declining in yield by 164 basis points to 4.27% while the thirty-year Treasury remained unchanged at 5.78%.

                                                     See Definitions of Terms. 1

Corporate sectors, both investment grade and high yield, continued their sell-off during the latter part of 2000, but staged impressive rally late in the year that extended into 2001. For the six month period, investment grade credit outperformed Treasuries by 129 basis points on a duration adjusted basis. (Duration is the sensitivity to changes in interest rates.) high yield sector was unable to sustain the rally, and ended the six month period 305 basis points below Treasuries.

What investments influenced the Fund's performance over the past six months?

Trading in credit sectors was responsible for much of the outperformance. A transition from an underweight position credit sectors to an overweight position in December led to strong performance in the Fund, as credit sectors bottomed the time of the strategy shift. A subsequent reduction in high yield exposure in February was implemented near the highs the six month period.

The Euro rally also contributed positively to performance during the period, as we caught the year-end rally before our exposure. Security selection in Treasuries and mortgage-backed securities was negative, offsetting some of the tive performance from the above factors.

What is your outlook going forward?

We expect the economy to remain weak, and are not convinced that Fed easing will lead to a quick recovery in growth corporate profitability. Given the uncertainty in the economy, we expect to maintain duration and yield curve close to neutral versus the index. Given the strong performance in investment grade corporate bonds, we expect to back our exposure while still maintaining a modest overweight. High yield issues are beginning to look more attractive, given the economic uncertainty, we expect to maintain a cautious stance within this sector. Mortgage-backed (MBS) appear to be fairly priced, while agencies appear overvalued relative to MBS. We expect to maintain a low in agencies until valuation levels improve.

--------------------------------------------
  Quality Ratings
--------------------------------------------
  AAA                                66.3%
  AA                                  2.2%
  A                                  17.5%
  BBB                                13.6%
  BB                                  0.3%
  B                                   0.1%

--------------------------------------------
  Maturity Distribution
--------------------------------------------
   0 - 1 year                         7.1%
   1 - 5 years                       28.1%
   5 - 10 years                      52.0%
  10 - 20 years                       6.7%
  20 + years                          6.1%


The opinions expressed reflect those of the portfolio manager only through April 30, 2001. The manager's opinions are subject to change at any time based on market other conditions. The composition, industries and holdings of the Fund are subject to change.

2 See Definitions of Terms.

                                                           Aetna Government Fund
                                                               Growth of $10,000
                    Lehman
Aetna Government   Brothers
Fund (Class I)   Intermediate
         10000     10000  01/01/94
          9790      9815
          9739      9760
          9784      9835
          9811      9825  12/31/94
         10254     10234
         10779     10712
         10932     10878
         11380     11241  12/31/95
         11173     11165
         11196     11240
         11382     11433
         11583     11621  10/31/96
         11677     11743
         11737     11827
         12310     12243
         12554     12472  10/31/97
         12894     12766
         12959     12852
         13205     13077
         13625     13658  10/31/98
         13787     13730
         13722     13668
         13545     13606
         13705     13769  10/31/99
         13605     13689
         13944     13955
         14298     14308
         14654     14694  10/31/00
         15272     15374
         15477     15579  04/30/01


--------------------------------------------------------------------------------
                         Average Annual Total Returns
                     for the period ended April 30, 2001*
--------------------------------------------------------------------------------
                                             1 Year    5 Years   Inception
--------------------------------------------------------------------------------
     Class I                                 11.00%      6.84%       6.15%
--------------------------------------------------------------------------------
     Class A:
           POP (1)                            5.34%      5.35%       4.89%
           NAV (2)                           10.64%      6.38%       5.59%
--------------------------------------------------------------------------------
     Class B:
           w/CDSC (3)                         4.96%      5.45%       5.09%
           NAV                                9.96%      5.77%       5.09%
--------------------------------------------------------------------------------
     Class C:
           w/CDSC (4)                         8.85%      5.76%       5.08%
           NAV                                9.85%      5.76%       5.08%
--------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             Aetna Government Fund

How did the Fund perform during the period?

The Aetna Government Fund Class I shares generated a 5.62% total return, net of fund expenses, for the six month period ended April 30, 2001. The benchmark, Lehman Brothers Intermediate Government Bond Index(b), returned 6.02% for the same period.

What economic or financial market conditions impacted the Fund?

Economic growth has continued to moderate over the past six months posting a 1.0% growth for the fourth quarter of 2000 and a surprising, above consensus, 2.0% in the first quarter of 2001. Manufacturing has led the slowdown in the economy. Business spending on capital expenditures has fallen dramatically and is of particular concern to the Federal Reserve (the


                                                     See Definitions of Terms. 3

"Fed"). Employment has also started to weaken appreciably - gain with manufacturing being hurt the most. Manufacturing has lost almost 700,000 jobs since the middle of 2000. Housing, construction and overall domestic final sales have remained fairly strong.

The Fed lowered the Fed Funds rate by 200 basis points during the first four months of 2001, attempting to offset weakness in manufacturing, business investment, and corporate profits. In this easing environment, the yield curve has steepened dramatically with two-year Treasuries declining in yield by 164 basis points to 4.27%, while the thirty-year Treasury remained unchanged at 5.78% during the six-month period. The yield curve between the 2-year and 30-year Treasuries went from 13 basis points inverted, to 150 basis points, its steepest level in years.

Inflation remains fairly tame at the consumer level with a 2.9% year-over-year level as of March 2001, versus a 3.4% year-over-year level as of October 2000. With continued below trend growth and rising unemployment, inflation is expected to remain under control. Core inflation has, however, been steadily rising towards the total inflation level and was at a 2.7% year-over-year level in March, compared to 2.5% in October 2000.

What investments influenced the Fund's performance over the past six months?

Performance for the six months was negatively impacted by an overweight to the back-end of the Treasury curve, which underperformed as the economy slowed and the Fed began to ease. The front-end of the curve was the best performer during the period. The Fund also has exposure to Treasury Inflation Index bonds, which again performed very well during the period due to higher energy prices, which have kept inflation fears alive.

Duration was mixed. A short duration posture through the first three months of the period was a detriment, as we were surprised by the sudden slowdown. We were neutral as the slowdown began to manifest itself, and became short again as we began to sell-off as technicals were poor and economic numbers came in stronger than consensus.

The Fund has exposure to both government agencies and mortgage-backed securities. In total, this led to positive performance with intermediate agencies outperforming intermediate treasuries by 85 basis points during the period. Mortgages also outperformed by 37 basis points during the six month period.

What is your outlook going forward?

We remain comfortable with our government agency and mortgage-backed securities positions, but will likely shift our exposure more to the short-end as 5 and 10-year valuations appear rich, while short-end break-even levels still are attractive. Given the uncertainty in the economy, we expect to remain neutral duration and underweight the long-end of the curve.

--------------------------------------------
  Quality Ratings
--------------------------------------------
  AAA                        100.0%

--------------------------------------------
  Maturity Distribution
--------------------------------------------
   0 - 1 year                 11.5%
   1 - 5 years                50.4%
   5 - 10 years               35.1%
  10 - 20 years                 --
  20 + years                   3.0%

The opinions expressed reflect those of the portfolio manager only through April 30, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

4  See Definition of Terms.

                                                         Aetna Money Market Fund
                                                               Growth of $10,000
                   Money
     Aetna Money   Fund
       Market      Report
         10000     10000  01/01/92
         10104     10096
         10210     10184
         10308     10263
         10404     10334  12/31/92
         10488     10404
         10572     10472
         10656     10541
         10744     10611  12/31/93
         10834     10684
         10934     10773
         11057     10878
         11205     11003  12/31/94
         11365     11148
         11536     11299
         11706     11446
         11875     11592  12/31/95
         12031     11731
         12187     11869
         12347     12009
         12402     12056  10/31/96
         12574     12200
         12732     12346
         12905     12498
         13083     12652  10/31/97
         13260     12810
         13427     12969
         13608     13128
         13784     13287  10/31/98
         13952     13434
         14114     13578
         14277     13725
         14450     13881  10/31/99
         14652     14053
         14855     14237
         15079     14440
         15313     14652  10/31/00
         15547     14863
         15740     15040  04/30/01


--------------------------------------------------------------------------------
                         Average Annual Total Returns
                     for the period ended April 30, 2001*
--------------------------------------------------------------------------------
                                             1 Year    5 Years   Inception
--------------------------------------------------------------------------------
     Class I                                  5.96%      5.43%       4.99%
--------------------------------------------------------------------------------
     Class A                                  5.96%      5.43%       4.99%
--------------------------------------------------------------------------------
     Class B:
           w/CDSC (3)                        -0.09%      4.05%       3.95%
           NAV                                4.91%      4.39%       3.95%
--------------------------------------------------------------------------------
     Class C                                  5.96%      5.43%       4.99%
--------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

**Effective November 2000, the benchmark of the fund, iMoneyNet All Taxable Average Index, changed its name to Money Fund Report Averages/All Taxable.


                            Aetna Money Market Fund

How did the Fund perform during the period?

The Aetna Money Market Fund Class I shares generated a 2.79% total return, net of fund expenses, for the six month period ended April 30, 2001. The benchmark, Money Fund Report Averages/All Taxable Index(c), returned 2.65% for the same period. As of April 30, 2001, the Fund reported a 7-day yield of 4.56% with an average weighted maturity of 51 days.

What economic or financial market conditions impacted the Fund?

The Federal Reserve (the "Fed") lowered the Fed Funds rate by 200 basis points during the first four months of 2001, attempting to offset weakness in manufacturing, business investment, and corporate profits. (One basis point is equal to one hundredth of a percent, or 0.01%.) In this easing environment, the Treasury bill yield curve steepened modestly, with the 3-month bill declining in yield by 249 basis points to 3.84%, while the one year bill declined 222 basis points to 3.93%.

                                                      See Definition of Terms. 5

Commercial paper issuance shifted to shorter maturities as firms desired to wait for more Federal Open Market Committee (FOMC) rate cuts before issuing term paper. Investors continued to crowd into the short end of the curve, reflecting a caution of the long end. Demand was also strong as investors' poured money into money market funds while avoiding equity market volatility.

What investments influenced the Fund's performance over the past six months?

Our steady focus on asset backed securities (ABS) and floating rate notes continued to add incremental yield. Although ABS spreads to commercial paper remain on the narrow side, this asset type continues to provide additional income over more traditional money market instruments. We also lengthened the Fund's weighted average maturity in anticipation of future FOMC easings.

What is your outlook going forward?

We expect the economy to remain weak and are not convinced that Fed's easing will lead to a quick recovery in growth and corporate profitability. Market gyrations are likely to continue as expectations concerning interest rate prospects keep shifting.

Credit quality remains at the forefront of investors' minds as various credit events, such as corporate profit warnings and ratings pressures, continue to weigh heavily on the market.

We expect to maintain an overweighting in ABS as a means of securing both added yield and stable credit quality. Given market expectations of another easing in May, we intend to lengthen our weighted average maturity beyond the benchmark through purchases of high quality short-term corporate notes.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

---------------------------------------------------
  Quality Ratings*
---------------------------------------------------
  Tier 1                          100.0%
  Tier 2                             --

---------------------------------------------------
  Maturity Distribution
---------------------------------------------------
   1 - 30 days                      41.3%
  31 - 60 days                      17.3%
  61 - 90 days                       2.7%
  91 - 120 days                      1.1%
 121 - 180 days                      5.4%
 181 - 397 days                     32.2%

*Tier 1 securities are, or are comparable to, securities which are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (NRSROs) or by the only NRSRO that has rated the security. Tier 2 securities are securities that have received the requisite rating in one of the two highest categories, but are not Tier 1.

The opinions expressed reflect those of the portfolio manager only through April 30, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

6  See Definition of Terms.

--------------------------------------------------------------------------------
Definition of Terms
--------------------------------------------------------------------------------

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Income Funds is 4.75%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(b) The Lehman Brothers Intermediate Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or agency, quasi-federal corporations, or corporate debt guaranteed by the U.S. government with maturities between one and 9.99 years. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment.

(c) The Money Funds Averages/All Taxable Index (formerly iMoneyNet All Taxable Average Index) is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

The unmanaged indices described above are not available for individual investment.

Income Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Bond
================================================================================
                                                 Principal           Market
                                                  Amount             Value
                                               ------------       -----------
LONG-TERM BONDS AND NOTES (93.1%)
Corporate Bonds (29.7%)

Aerospace/Defense (1.5%)
Northrop Grumman Corp., 7.13%, 02/15/11*...... $    685,000       $   684,192
United Technologies Corp., 6.35%, 03/01/11*...      395,000           390,532
United Technologies Corp., 7.13%, 11/15/10....       80,000            83,704
                                                                  -----------
                                                                    1,158,428
                                                                  -----------
Aluminum (0.5%)
Alcoa Inc., 7.38%, 08/01/10...................      340,000           362,860
                                                                  -----------
Automotive (1.3%)
DaimlerChrysler NA Holdings Inc., 7.75%,
  06/15/05 *..................................      980,000         1,025,746
                                                                  -----------
Cellular/Wireless Telecommunications (0.6%)
AT&T Wireless, 7.88%, 03/01/11++..............      215,000           214,159
AT&T Wireless, 8.75%, 03/01/31++..............      225,000           228,827
                                                                  -----------
                                                                      442,986
                                                                  -----------
Communications Equipment (0.6%)
Cox Communications Inc., 6.85%, 01/15/18*.....      260,000           233,568
Cox Communications Inc., 7.75%, 11/01/10*.....      260,000           272,948
                                                                  -----------
                                                                      506,516
                                                                  -----------
Corporate Finance (11.4%)
CIT Group Holdings, Inc., 7.50%, 11/14/03*....      695,000           722,994
Citigroup Inc., 6.50%, 01/18/11*..............      215,000           213,690
Citigroup Inc., 6.75%, 12/01/05*..............      445,000           461,434
Countrywide Home Loans, Inc.,
  6.85%, 06/15/04*............................      355,000           364,262
Ford Motor Credit Corp., 6.88%, 02/01/06......      645,000           659,345
Ford Motor Credit Corp., 7.38%, 10/28/09......    1,060,000         1,086,182
Ford Motor Credit Corp., 7.50%, 06/15/03......      375,000           390,000
Ford Motor Credit Corp., 7.60%, 08/01/05*.....      300,000           315,618
General Electric Capital Corp.,
  6.13%, 02/22/11.............................      235,000           232,269
General Electric Capital Corp.,
  6.50%, 12/10/07.............................      335,000           346,055
GMAC Commercial Mortgage Corp.,
  7.20%, 01/15/11.............................      570,000           578,687
Goldman Sachs Group, Inc., 6.88%, 01/15/11....      720,000           718,445
Heller Financial, Inc., 6.40%, 01/15/03.......      180,000           183,073
Household Finance Corp., 6.50%, 01/24/06......      295,000           299,876
International Lease Finance Corp.,
  6.75%, 11/03/03*............................      435,000           450,555
Morgan Stanley Dean Witter & Co.,
  6.75%, 04/15/11.............................      510,000           505,548
Sears Roebuck Acceptance Corp.,
  7.00%, 02/01/11.............................      140,000           136,699
Textron Financial Corp., 5.95%, 03/15/04......      405,000           405,587
Textron Financial Corp., 7.13%, 12/09/04......      135,000           138,579
Verizon Global Funding Corp.,
  6.75%, 12/01/05*++..........................      655,000           670,451
                                                                  -----------
                                                                    8,879,349
                                                                  -----------
Corporate Industrial - Basic Industry (0.1%)
Dow Chemical Co., 7.38%, 11/01/29.............       75,000            75,464
                                                                  -----------

                                                 Principal           Market
                                                  Amount             Value
                                               ------------       -----------
Corporate Industrial - Capital Goods (2.7%)
Apache Finance Property Ltd., 6.50%,
  12/15/07.................................... $    270,000       $   270,205
Boeing Capital Corp., 6.10%, 03/01/11*........      630,000           614,861
Boeing Capital Corp., 7.38%, 09/27/10.........      455,000           488,124
Bombardier Capital Inc., 7.50%, 10/17/05......      130,000           135,720
Raytheon Co., 6.15%, 11/01/08*................      605,000           565,845
                                                                  -----------
                                                                    2,074,755
                                                                  -----------
Corporate Industrial - Consumer Cyclical (1.4%)
Comcast Cable Communications,
  6.38%, 01/30/06*............................      310,000           311,041
Kellogg Co., 5.50%, 04/01/03++................      155,000           154,340
Kellogg Co., 6.60%, 04/01/11*++...............      520,000           503,729
Kellogg Co., 7.45%, 04/01/31++................      155,000           150,316
                                                                  -----------
                                                                    1,119,426
                                                                  -----------
Corporate Industrial - Energy (0.4%)
Baker Hughes Inc., 6.25%, 01/15/09............       30,000            29,612
NRG Energy Inc., 8.63%, 04/01/31..............      135,000           134,513
Transocean Offshore, 7.50%, 04/15/31..........      165,000           162,272
                                                                  -----------
                                                                      326,397
                                                                  -----------
Corporate Industrial - Transportation (1.7%)
Burlington Northern Santa Fe Corp.,
  7.13%, 12/15/10.............................      360,000           363,474
ERAC USA Finance Co., 6.63%, 02/15/05.........      290,000           283,594
Norfolk Southern Corp., 7.35%, 05/15/07.......      460,000           475,893
Union Pacific Corp., 7.25%, 11/01/08..........      230,000           235,764
                                                                  -----------
                                                                    1,358,725
                                                                  -----------
Corporate Utilities (2.9%)
Duke Energy Field Services, Inc.,
  7.88%, 08/16/10*............................      670,000           707,842
El Paso Energy Corp., 7.38%, 12/15/12.........      270,000           274,622
Florida Power & Light, 6.88%, 12/01/05........      245,000           254,582
Progress Energy, Inc., 7.10%, 03/01/11........      360,000           361,602
Progress Energy, Inc., 7.75%, 03/01/31........      180,000           179,753
Sprint Capital Corp., 7.13%, 01/30/06.........      305,000           307,221
WorldCom, Inc., 7.38%, 01/15/06...............      200,000           201,334
                                                                  -----------
                                                                    2,286,956
                                                                  -----------
Distributors - Food & Health (0.6%)
ConAgra Foods, Inc., 7.50%, 09/15/05*.........      425,000           445,268
                                                                  -----------
Electric Companies (0.6%)
Dominion Resources, Inc., 8.13%, 06/15/10.....      245,000           261,885
Kinder Morgan Energy, 6.75%, 03/15/11.........      235,000           232,246
                                                                  -----------
                                                                      494,131
                                                                  -----------
Financial - Diversified (1.2%)
Lehman Brothers Holdings Inc.,
  7.00%, 05/15/03.............................      470,000           485,454
Qwest Capital Funding Inc., 7.75%, 08/15/06...      250,000           263,077
Qwest Capital Funding Inc., 7.90%, 08/15/10...      150,000           157,679
                                                                  -----------
                                                                      906,210
                                                                  -----------
Machinery - Diversified (0.3%)
Deere & Co., 7.13%, 03/03/31 *................      225,000           212,171
                                                                  -----------

8 See Notes to Portfolio of Investments.

================================================================================
                                                 Principal           Market
                                                  Amount             Value
                                               ------------       -----------
Natural Gas - Distribution - Pipe Line (0.6%)
Consolidated Natural Gas Co., 6.85%,
 04/15/11..................................... $    285,000       $   283,287
Tennessee Gas Pipeline, 7.00%, 10/15/28.......      230,000           206,430
                                                                  -----------
                                                                      489,717
                                                                  -----------
Oil - International Integrated (0.8%)
Phillips Petroleum Co., 8.75%, 05/25/10*......      575,000           656,828
                                                                  -----------
Telephone (0.5%)
U.S. West Communications Group,
  7.63%, 06/09/03.............................      365,000           379,370
                                                                  -----------
Total Corporate Bonds (Cost $23,114,684)                           23,201,303
                                                                  -----------
Foreign and Supranationals (3.8%)
Abitibi-Consolidated Inc., 8.30%, 08/01/05....      130,000           135,665
AT&T Canada Inc., Zero Coupon, 06/15/08.......      305,000           256,002
British Telecommunications,
  8.13%, 12/15/10.............................      115,000           119,337
Hanson Overseas BV, 7.38%, 01/15/03...........      155,000           158,305
Hanson Overseas BV, 7.88%, 09/27/10...........      160,000           164,150
France Telecom, 7.75%, 03/01/11++.............      505,000           509,075
IMPSAT Fiber Networks Inc.,
  13.75%, 02/15/05............................      148,000            81,400
Inter-American Development Bank,
  6.75%, 07/15/27.............................      240,000           235,716
Repsol International Finance,
  7.45%, 07/15/05*............................      396,000           414,184
Saga Petroleum, 7.25%, 09/23/27...............      175,000           170,767
Tyco International Group SA, 5.88%, 11/01/04..      315,000           312,181
Tyco International Group SA, 6.13%, 11/01/08..      220,000           209,686
Tyco International Group SA, 6.75%, 02/15/11..      195,000           193,138
Vodafone AirTouch Plc, 7.75%, 02/15/10++......       28,000            29,764
                                                                  -----------
Total Foreign and Supranationals
  (Cost $3,033,242)                                                 2,989,370
                                                                  -----------
U.S. Government Agency Mortgage-Backed
  Securities (39.3%)

Interest Only (0.1%)
Federal Home Loan Mortgage Corp.,
  6.50%, 12/15/05*............................    3,047,696            81,892
                                                                  -----------
U.S. Mortgage Backed - FHLMC (2.2%)
Federal Home Loan Mortgage Corp.,
  7.00%, 05/01/30 #...........................    1,200,000         1,210,500
Federal Home Loan Mortgage Corp.,
  7.50%, 12/01/11.............................      435,246           449,887
                                                                  -----------
                                                                    1,660,387
                                                                  -----------
U.S. Mortgage Backed - FNMA (18.0%)
Federal National Mortgage Assoc.,
  6.00%, 05/17/29 #...........................    2,400,000         2,317,512
Federal National Mortgage Assoc.,
  6.00%, 07/01/29.............................       24,662            23,876
Federal National Mortgage Assoc.,
  6.50%, 11/01/13.............................      958,185           967,173
Federal National Mortgage Assoc.,
  6.50%, 08/01/29.............................    2,735,646         2,709,138
Federal National Mortgage Assoc.,
  7.00%, 01/01/30.............................      908,147           915,522

                                                 Principal           Market
                                                  Amount             Value
                                               ------------       -----------
U.S. Mortgage Backed - FNMA (continued)
Federal National Mortgage Assoc.,
  7.00%, 05/01/30 #........................... $     330,000      $   332,577
Federal National Mortgage Assoc.,
  7.50%, 07/01/11.............................       241,687          249,542
Federal National Mortgage Assoc.,
  7.50%, 11/01/28.............................       186,598          190,854
Federal National Mortgage Assoc.,
  7.50%, 10/01/30.............................       411,334          419,689
Federal National Mortgage Assoc.,
  7.50%, 10/01/30.............................       924,034          942,802
Federal National Mortgage Assoc.,
  7.50%, 11/01/30.............................       682,174          696,029
Federal National Mortgage Assoc.,
  8.00%, 05/01/30 #...........................     2,960,000        3,059,900
Federal National Mortgage Assoc.,
  8.50%, 11/01/23.............................       255,788          272,494
Federal National Mortgage Assoc.,
  8.50%, 09/01/25.............................       389,522          415,355
Federal National Mortgage Assoc.,
  8.50%, 12/01/29.............................       473,267          503,584
                                                                  -----------
                                                                   14,016,047
                                                                  -----------
U.S. Mortgage Backed - GNMA (19.0%)
Government National Mortgage Assoc.,
  6.38%, 04/20/28.............................       140,856          142,485
Government National Mortgage Assoc.,
  6.50%, 06/15/31 #...........................     4,680,000        4,641,998
Government National Mortgage Assoc.,
  7.00%, 04/15/26.............................       528,133          534,238
Government National Mortgage Assoc.,
  7.00%, 07/06/26 #...........................     3,830,000        3,869,487
Government National Mortgage Assoc.,
  7.50%, 12/15/22.............................       929,474          955,899
Government National Mortgage Assoc.,
  7.50%, 10/15/26.............................       421,452          431,989
Government National Mortgage Assoc.,
  7.50%, 11/20/30.............................       729,562          743,701
Government National Mortgage Assoc.,
  7.50%, 06/15/31 #...........................     2,500,000        2,559,375
Government National Mortgage Assoc.,
  8.00%, 12/15/17.............................       872,131          916,555
Government National Mortgage Assoc.,
  9.50%, 07/15/18.............................        28,859           31,222
                                                                  -----------
                                                                   14,826,949
                                                                  -----------
Total U.S. Government Agency Mortgage-Backed
 Securities (Cost $30,335,797)                                     30,585,275
                                                                  -----------
U.S. Government and Agency Obligations (4.6%)

Collateralized Mortgage Obligations (3.3%)
First Union National Bank, 6.14%, 12/15/10....       500,000          485,215
GE Capital Commercial Mortgage Corp.,
  6.53%, 03/15/11.............................       700,000          696,719
LB-UBS Commercial Mortgage Trust,
  7.37%, 06/15/10.............................       400,000          422,513
Marine Midland 1992-1, 8.00%, 04/25/23+.......       271,144          270,211
Prudential Home Mortgage Corp.,
  7.00%, 12/25/07.............................       425,188          430,453

                                        See Notes to Portfolio of Investments. 9

Income Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Bond (continued)
================================================================================
                                                 Principal           Market
                                                  Amount             Value
                                               ------------       -----------
Collateralized Mortgage Obligations (continued)
Prudential Home Mortgage Corp.,
  7.50%, 06/25/07..............................$    267,377       $   273,310
                                                                  -----------
                                                                    2,578,421
                                                                  -----------
U.S. Government - Agency (1.3%)
Private Export Funding Corp., 5.48%, 09/15/03..     500,000           502,135
Small Business Administration 92-20K,
  7.55%, 11/01/12..............................     512,921           537,080
                                                                  -----------
                                                                    1,039,215
                                                                  -----------
Total U.S. Government and Agency Obligations
  (Cost $3,619,582)                                                 3,617,636
                                                                  -----------
U.S. Treasury Obligations (15.7%)
U.S. Treasury Bond, 6.13%, 08/15/07............     866,000           911,327
U.S. Treasury Bond, 6.25%, 05/15/30............   2,115,000         2,229,337
U.S. Treasury Bond, 8.13%, 05/15/21 *..........     265,000           333,113
U.S. Treasury Bond, 8.13%, 08/15/21 *..........     265,000           333,526
U.S. Treasury Bond, 4.25%, 03/31/03............   6,156,000         6,147,320
U.S. Treasury Note, 5.00%, 02/15/11............     290,000           282,660
U.S. Treasury Note, 5.25%, 05/15/04............   1,500,000         1,525,080
U.S. Treasury Note, 5.75%, 11/15/05............     420,000           434,570
                                                                  -----------
Total U.S. Treasury Obligations
  (Cost $12,218,460)                                               12,196,933
                                                                  -----------
Total Long-Term Bonds and Notes
  (Cost $72,321,765)                                               72,590,517
                                                                  -----------
SHORT-TERM INVESTMENTS (30.2%)
Carolina Power & Light, 5.35%, 05/16/01........   2,900,000         2,893,535
Federal Home Loan Bank, 4.70%, 04/05/02........   5,000,000         5,008,250
Federal National Mortgage Assoc.,
  4.53%, 05/01/01..............................   2,493,000         2,493,000
Goodyear Tire & Rubber Co., 5.75%, 05/09/01....   2,500,000         2,496,806
Kroger Co., 5.75%, 05/01/01....................   2,800,000         2,800,000
PHH Corp., 5.35%, 06/11/01*....................   1,000,000           993,907
Texaco Utilities, 6.00%, 05/17/01..............   2,500,000         2,493,333
TRW, Inc., 6.45%, 06/15/01*....................   1,500,000         1,500,000
U.S. Treasury Bill, 4.06%, 10/04/01 @..........     100,000            98,340
U.S. Treasury Bill, 6.50%, 05/31/01............     745,000           746,281
Viacom International Inc., 5.18%,
  06/12/01*++..................................   2,000,000         1,982,980
                                                                  -----------
Total Short-Term Investments
  (Cost $23,494,018)                                               23,506,432
                                                                  -----------
                                                 Number of
                                                  Shares
                                                -----------
PREFERRED STOCKS (0.3%)
Hercules Trust II, 6.50%, 06/30/29                      400           211,000
                                                                  -----------
Total Preferred Stocks (Cost $224,000)                                211,000
                                                                  -----------
Total Investments (Cost $96,039,783)(a)                            96,307,949
Other Assets Less Liabilities                                     (18,379,816)
                                                                  -----------
Total Net Assets                                                  $77,928,133
                                                                  ===========

Notes to Portfolio of Investments


(a) The cost of investment for federal income tax purposaes amounts to for $96,118,117. Unrealized gains and losses, based on identified tax cost at April 30, 2001 are as follows:

Unrealized gains................................................  $  462,681

Unrealized losses...............................................    (272,849)
                                                                  ----------
  Net unrealized gain...........................................  $  189,832
                                                                  ==========

Information concerning open futures contracts at April 30, 2001 is shown below:

                                             Notional
                                  No. of      Market   Expiration   Unrealized
                                 Contracts    Value       Date      Gain/(Loss)
                                 ---------    -----       ----      -----------

Short Contracts
-----------------------
U.S. 10 Yr. Treas. Bond.........    64    $(6,642,000)   Jun 01      $  83,790
                                          ===========                =========


Long Contracts
-----------------------
U.S. 2 Yr. Treas. Bond..........     5     $ 1,027,500   Jun 01      $    (259)

U.S. 5 Yr. Treas. Bond..........    74       7,705,250   Jun 01        (41,214)

U.S. 20 Yr. Treas. Bond.........    35       3,516,406   Jun 01       (120,527)
                                           -----------               ---------
                                           $12,249,156               $(162,000)
                                           ===========               =========

* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 2001.

++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

+ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.

#  When-issued or delayed delivery security.

@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.


Acquisition date and cost of illiquid securities at April 30, 2001 is shown below:

                                                    Acquisition
                                                       Date             Cost
                                                    -----------     -----------
Marine Midland 1992-1, 8.00%, 04/25/23...........     03/30/92      $   270,891
                                                                    ===========

The market value of the total illiquid securities above is $270,211 which represents 0.35% of the total net assets.

Category percentages are based on net assets.

10 See Notes to Financial Statements.

Income Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Aetna Government Fund
================================================================================
                                                 Principal           Market
                                                  Amount             Value
                                               ------------       -----------
LONG-TERM BONDS AND NOTES (87.4%)
U.S. Government Agency Mortgage-Backed
  Securities (38.8%)
Federal Home Loan Bank, 6.88%, 08/15/03......  $  2,000,000       $ 2,086,240
Federal Home Loan Mortgage Corp.,
  5.63%, 03/15/11............................     1,325,000         1,283,806
Federal Home Loan Mortgage Corp.,
  6.25%, 07/15/04............................     2,000,000         2,069,060
Federal Home Loan Mortgage Corp.,
  7.00%, 07/15/05............................     1,000,000         1,060,780
Federal Home Loan Mortgage Corp.,
  9.50%, 07/01/20............................        83,424            88,820
Federal Home Loan Mortgage Corp.,
  10.50%, 07/01/20...........................       197,056           217,008
Federal Home Loan Mortgage Corp.,
  11.50%, 02/01/16...........................        94,330           106,418
Federal Home Loan Mortgage Corp. - Gold,
  9.50%, 12/01/22............................       122,700           131,403
Federal National Mortgage Assoc.,
  6.50%, 08/15/04............................     2,000,000         2,085,320
Federal National Mortgage Assoc.,
  6.50%, 05/15/29 #..........................     1,900,000         1,879,214
Federal National Mortgage Assoc.,
  7.00%, 05/01/30 #..........................       720,000           725,623
Federal National Mortgage Assoc.,
  9.50%, 02/01/17............................       256,759           273,885
Federal National Mortgage Assoc.,
  10.00%, 06/01/20...........................       155,406           170,800
Federal National Mortgage Assoc.,
  10.00%, 10/01/20...........................       224,507           246,747
Federal National Mortgage Assoc.,
  10.50%, 04/01/19...........................        49,852            53,745
Government National Mortgage Assoc.,
  7.00%, 12/15/23............................       295,307           299,459
Government National Mortgage Assoc.,
  7.00%, 04/15/26............................       667,637           675,355
Government National Mortgage Assoc.,
  9.00%, 05/15/16............................       262,918           281,814
Government National Mortgage Assoc.,
  9.00%, 07/15/16............................       288,074           308,778
Government National Mortgage Assoc.,
  9.50%, 11/15/21............................        88,274            95,500
Government National Mortgage Assoc. - II,
  9.50%, 09/20/19............................        85,041            89,173
                                                                  -----------
                                                                   14,228,948
                                                                  -----------
U.S. Government and Agency Obligations (3.5%)
Private Export Funding Corp., 5.48%, 09/15/03       250,000           251,067
Small Business Administration 91-20K,
  8.25%, 11/01/11............................       472,582           500,761
Small Business Administration 92-20K,
  7.55%, 11/01/12............................       512,921           537,080
                                                                  -----------
                                                                    1,288,908
                                                                  -----------
U.S. Treasury Obligations (41.1%)
Treasury Inflation Index, 3.63%, 04/15/28*...     1,000,000         1,107,337

                                                 Principal           Market
                                                  Amount             Value
                                               ------------       -----------

Treasury Inflation Index, 4.25%, 01/15/10....  $  1,000,000       $ 1,118,720
U.S. Treasury Note, 5.38%, 06/30/03..........     3,000,000         3,060,930
U.S. Treasury Note, 5.50%, 01/31/03..........     2,000,000         2,040,000
U.S. Treasury Note, 6.50%, 08/15/05..........       500,000           531,405
U.S. Treasury Note, 6.50%, 02/15/10*.........       750,000           807,893
U.S. Treasury Note, 6.63%, 05/15/07..........     1,000,000         1,077,660
U.S. Treasury Note, 6.75%, 05/15/05..........     1,930,000         2,062,996
U.S. Treasury Note, 7.00%, 07/15/06..........     2,000,000         2,180,320
U.S. Treasury Note, 11.63%, 11/15/02 *.......     1,000,000         1,108,280
                                                                  -----------
                                                                   15,095,541
                                                                  -----------
Corporate Bonds (4.0%)
International Finance Corp., 5.25%, 05/02/06.     1,500,000         1,483,800
                                                                  -----------
Total Long-Term Bonds and Notes
  (Cost $31,869,534).........................                      32,097,197
                                                                  -----------
SHORT-TERM INVESTMENTS (24.0%)
Federal National Mortgage Assoc.,
  4.53%, 05/01/01............................     8,738,000         8,738,000
U.S. Treasury Bill, 3.84%, 10/04/01 @........       100,000            98,340
                                                                  -----------
Total Short-Term Investments
  (Cost $8,836,242)                                                 8,836,340
                                                                  -----------
Total Investments (Cost $40,705,776)(a)                            40,933,537

Other Assets Less Liabilities                                      (4,204,118)
                                                                  -----------
Total Net Assets                                                  $36,729,419
                                                                  ===========

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purpose amounts to $40,712,384. Unrealized gains and losses, based on identified tax cost at April 30, 2001, are as follows:

Unrealized gains.............................................     $   364,975

Unrealized losses............................................        (143,822)
                                                                  -----------
    Net unrealized gain......................................     $   221,153
                                                                  ===========

Information concerning open futures contracts at April 30, 2001 is shown below:

                                            Notional
                                No. of       Market   Expiration   Unrealized
                              Contracts      Value       Date      Gain/(Loss)
                              ---------      -----       ----      -----------
     Long Contracts
------------------------
U.S. 5 Yr. Treas. Bond......      10      $ 1,041,250   Jun 01     $  (15,675)
                                          ===========              ===========

#  When-issued or delayed delivery security.

* Segregated securities for purchases of delayed or when-issued securities held at April 30, 2001.

@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2001.

Category percentages are based on net assets.


                                           See Notes to Financial Statements. 11

Income Funds
Portfolio of Investments - April 30, 2001 (Unaudited)
Money Market
--------------------------------------------------------------------------------

                                                   Principal
                                                    Amount           Value
                                                 ------------     ------------
ASSET-BACKED SECURITIES (52.0%)

Americredit Auto Receivables Trust,
   4.81%, 05/06/02.............................. $ 15,000,000     $ 15,000,000
Bishops Gate Residential Mortgage Trust
   2001-1A, 5.20%, 03/20/02++...................   21,000,000       21,000,000
CarMax Auto Owner Trust, 5.61%, 02/15/02........    7,722,443        7,722,443
CIT Equipment Collateral Owner Trust,
   5.03%, 12/20/01..............................    6,705,084        6,705,084
CIT Equipment Collateral Owner Trust,
   6.64%, 06/20/01..............................      692,649          692,649
Conseco Finance Vehicle Trust, 6.75%,
   12/15/01++...................................    3,358,990        3,363,505
DaimlerChrysler Auto Trust, 5.10%, 03/06/02.....   13,305,784       13,305,784
Dakota Certificates CCCMT,
   4.73%, 05/01/01..............................   17,611,000       17,611,000
Dealers Capital Acceptance Trust, Inc.,
   4.75%, 05/01/01..............................   11,207,000       11,207,000
DVI Receivables, 6.71%, 11/12/01................    3,557,969        3,557,969
Ford Credit Auto Owner Trust,
   5.49%, 10/15/01..............................   13,321,551       13,321,551
Great America Leasing Receivables,
   6.96%, 06/20/01..............................      314,479          314,479
Honda Auto Receivables Owner Trust,
   6.71%, 11/15/01..............................    3,428,311        3,428,311
Household Automotive Trust,
   4.99%, 03/18/02..............................    6,251,633        6,250,939
Ikon Receivables LLC, 6.66%, 12/17/01...........    1,556,835        1,556,835
Isuzu Auto Owner Trust, 4.27%, 05/20/02.........   11,000,000       11,000,000
Long Lane Master Trust IV - Series A,
   5.08%, 05/23/01++............................    9,000,000        8,972,060
Long Lane Master Trust IV - Series A,
   5.97%, 06/25/01++............................    4,656,000        4,613,533
MLMI Resecuritization, 4.49%, 11/27/01..........    8,585,206        8,585,206
MLMI Resecuritization, 6.68%, 11/27/01..........   11,002,106       11,002,106
MMCA Auto Owner Trust 2000-2,
   6.73%, 08/15/01..............................      535,533          535,533
MMCA Auto Owner Trust 2001-1,
   4.64%, 04/15/02..............................    5,000,000        5,000,000
Navistar Financial Corp. Owner Trust,
   4.29%, 05/15/02..............................   11,000,000       11,000,000
Nissan Auto Receivables, 4.74%, 05/15/02 ++.....    9,500,000        9,500,000
Nissan Auto Receivables, 5.52%, 01/15/02++......    6,421,642        6,421,642
Onyx Acceptance Owner Trust,
   6.70%, 11/15/01..............................    2,530,246        2,530,246
Onyx Acceptance Owner Trust,
   5.31%, 03/15/02..............................    4,332,849        4,332,849
Orix Credit Alliance Owner Trust, 6.76%,
   09/15/01.....................................    3,243,785        3,243,864
Racers Trust Series 2000-7mm, 4.48%,
   05/30/01++...................................   20,000,000       19,999,577
Syndicated Loan Funding Trust,
   5.12%, 04/12/02++............................    7,000,000        7,000,000
WFS Financial Owner Trust, 6.70%, 10/20/01......    2,023,078        2,023,078


                                                   Principal
                                                    Amount           Value
                                                  ------------    ------------
Asset-Backed Securities (continued)

World Omni Auto Receivables Trust,
   5.33%, 02/20/02..............................  $  5,348,281    $  5,348,281
                                                                  ------------
Total Asset-Backed Securities...................                   246,145,524
                                                                  ------------
COMMERCIAL PAPER - DOMESTIC (14.0%)
Goldman Sachs Group LP, 6.28%, 05/09/01.........     9,000,000       8,987,450
Prudential Funding Corp., 4.76%, 09/12/01.......     7,400,000       7,268,888
Torchmark Corp., 4.65%, 05/21/01................     5,520,000       5,505,740
Torchmark Corp., 4.75%, 05/02/01................    11,694,000      11,692,457
Torchmark Corp., 5.45%, 05/16/01................     5,720,000       5,707,011
UBS Finance, Inc., 5.85%, 07/20/01..............     7,000,000       6,909,000
Variable Funding Capital Corp., 5.02%,
   07/10/01++...................................    20,000,000      20,000,000
                                                                  ------------
Total Commercial Paper - Domestic...............                    66,070,546
                                                                  ------------

COMMERCIAL PAPER - FOREIGN (7.8%)

Svenska Handelsbanken, Inc.,
   4.48%, 09/20/01..............................    10,000,000       9,823,289
Svenska Handelsbanken, Inc.,
   6.30%, 05/07/01..............................     7,015,000       7,007,634
Unilever Capital Corp., 5.11%, 09/07/01 ++......    20,000,000      20,009,513
                                                                  ------------
Total Commercial Paper - Foreign................                    36,840,436
                                                                  ------------

CORPORATE NOTES - DOMESTIC (4.2%)

Countrywide Home Loans, Inc.,
   5.44%, 08/15/01..............................    20,000,000      19,997,677
                                                                  ------------
Total Corporate Notes - Domestic................                    19,997,677
                                                                  ------------
CORPORATE NOTES - FOREIGN (4.4%)

Vodafone AirTouch Plc, 5.08%, 12/19/01 ++.......    21,000,000      21,017,157
                                                                  ------------
Total Corporate Notes - Foreign.................                    21,017,157
                                                                  ------------

MEDIUM-TERM NOTES - DOMESTIC (19.6%)
American Express Centurion Bank,
   4.99%, 10/16/01..............................     8,000,000       8,000,000
American Honda Finance Corp., 4.73%,
   01/16/02++...................................    20,000,000      19,998,576
Associates Corp. NA, 4.86%, 10/01/01++..........    17,000,000      17,000,000
Caterpillar Financial Services Corp.,
   5.15%, 12/10/01..............................     7,000,000       7,004,167

Ciesco LP, 4.99%, 10/15/01++....................    11,000,000      11,000,000
General Electric Capital Corp.,
   5.50%, 04/15/02..............................     3,000,000       3,023,564
General Electric Capital Corp.,
   5.77%, 08/27/01..............................     4,000,000       4,010,636
General Electric Capital Corp.,
   7.00%, 03/01/02..............................     2,877,000       2,926,946
Lehman Brothers Holdings Inc.,
   4.55%, 11/23/01..............................    10,000,000       9,999,451
Lehman Brothers Holdings Inc.,
   5.31%, 09/04/01..............................     4,600,000       4,603,098



12 See Notes to Portfolio of Investments.

                                                   Principal
                                                     Amount           Value
                                                  ------------     ------------
Medium-Term Notes - Domestic (continued)
Lehman Brothers Holdings Inc.,
  5.35%, 10/19/01...............................  $  5,000,000     $  5,012,872
                                                                   ------------
Total Medium-Term Notes - Domestic                                   92,579,310
                                                                   ------------
Total Investments (Cost $482,650,650)(a)                            482,650,650
Other Assets Less Liabilities                                        (9,610,818)
                                                                   ------------
Total Net Assets                                                   $473,039,832
                                                                   ============

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains or losses as of April 30, 2001.


 ++ Securities that may be resold to "qualified institutional buyers" under Rule
    144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Category percentages are based on net assets.






























                                            See Notes to Financial Statements 13

Income Funds
Statements of Assets and Liabilities
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                  Bond             Aetna Government Fund             Money Market
                                              ------------         ---------------------             ------------
Assets:
Investments, at market value................  $ 96,307,949            $   40,933,537               $  482,650,650
Cash........................................            --                       676                       20,661
Receivable for:
 Dividends and interest.....................       914,280                   493,040                    1,333,327
 Investments sold...........................     5,425,447                        --                           --
 Fund shares sold...........................        83,251                    15,015                    2,724,837
 Variation margin...........................         1,641                        --                           --
 Reimbursement from Investment Adviser......           770                     6,518                           --
Prepaid expenses............................           253                       108                        2,157
                                              ------------            --------------               --------------
   Total assets.............................   102,733,591                41,448,894                  486,731,632
                                              ------------            --------------               --------------
Liabilities:
Payable for:
 Dividends to shareholders..................        24,356                     2,064                       55,551
 Investments purchased......................    24,198,043                 4,118,605                   11,000,000
 Fund shares redeemed.......................       524,630                   577,787                    2,356,019
 Variation margin...........................            --                       937                           --
Other liabilities...........................        58,429                    20,082                      280,230
                                              ------------            --------------               --------------
   Total liabilities........................    24,805,458                 4,719,475                   13,691,800
                                              ------------            --------------               --------------
 NET ASSETS.................................  $ 77,928,133            $   36,729,419               $  473,039,832
                                              ============            ==============               ==============
Net assets represented by:
Paid-in capital.............................  $ 77,173,995            $   36,249,227               $  474,446,749
Net unrealized gain on investments and open
futures contracts...........................       189,957                   212,179                           --
Undistributed net investment income.........        77,588                    17,041                           --
Accumulated net realized gain (loss) on
investments.................................       486,593                   250,972                   (1,406,917)
                                              ------------            --------------               --------------
 NET ASSETS.................................  $ 77,928,133            $   36,729,419               $  473,039,832
                                              ============            ==============               ==============

Cost of investments.........................  $ 96,039,783            $   40,705,776               $  482,650,650

14 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                           Bond             Aetna Government Fund             Money Market
                                                       ------------         ---------------------             ------------
Capital Shares, $.001 par value:
Class I:
   Outstanding......................................      3,925,610                1,567,079                   257,517,884
   Net Assets.......................................   $ 40,472,523              $16,047,863                 $ 256,757,325
   Net Asset Value, offering and redemption price
     per share (net assets divided by shares
     outstanding)...................................   $      10.31              $     10.24                 $        1.00
Class A:
   Outstanding......................................      3,484,939                1,946,604                   203,596,229
   Net Assets.......................................   $ 35,910,473              $19,927,163                 $ 202,986,351
   Net Asset Value and redemption price per share
     (net assets divided by shares outstanding).....   $      10.30              $     10.24                 $        1.00
   Offering price (net asset value divided by 1
     minus maximum sales load)......................   $      10.81              $     10.75                 $        1.00
Class B:
   Outstanding......................................         69,479                   14,083                     1,276,570
   Net Assets.......................................   $    715,394              $   144,287                 $   1,274,697
   Net Asset Value, offering and redemption price
     per share (net assets divided by shares
     outstanding)...................................   $      10.30              $     10.25                 $        1.00
Class C:
   Outstanding......................................         80,657                   59,668                    12,056,068
   Net Assets.......................................   $    829,743              $   610,106                 $  12,021,459
   Net Asset Value, offering and redemption price
     per share (net assets divided by shares
     outstanding)...................................   $      10.29              $     10.23                 $        1.00




















                                           See Notes to Financial Statements. 15

Income Funds
Statements of Operations
Six Month Period Ended April 30, 2001
--------------------------------------------------------------------------------

                                                                                                     Aetna
                                                                                     Bond       Government Fund     Money Market
                                                                                -----------     ---------------     ------------
Investment Income:
Dividends....................................................................   $    13,000       $       --        $        --
Interest.....................................................................     2,101,889          843,956         14,046,411
                                                                                -----------       ----------        -----------
     Total investment income.................................................     2,114,889          843,956         14,046,411
                                                                                -----------       ----------        -----------
Investment Expenses:
Investment advisory fees.....................................................       161,084           73,345            907,188
Administrative services fees.................................................        32,217           14,669            226,797
Distribution plan fees - Class A.............................................        34,633           19,306                 --
Distribution plan fees - Class B.............................................         1,348              279              2,665
Distribution plan fees - Class C.............................................         2,643            1,993                 --
Shareholder services fees - Class B..........................................           449               93                888
Shareholder services fees - Class C..........................................           881              664                 --
Printing and postage fees....................................................         3,106            2,372             17,073
Custody fees.................................................................         8,235            4,140              7,530
Transfer agent fees..........................................................        17,925           13,447            221,537
Audit fees...................................................................        10,680           10,450              9,058
Directors' fees..............................................................           663              276              5,749
Registration fees............................................................        22,610           20,789             36,123
Miscellaneous expenses.......................................................         1,758              198              4,534
                                                                                -----------       ----------        -----------
Expenses before reimbursement and waiver from Investment Adviser.............       298,232          162,021          1,439,142
Expense reimbursement and waiver from Investment Adviser.....................       (17,516)         (37,178)                --
                                                                                -----------       ----------        -----------
     Net investment expenses.................................................       280,716          124,843          1,439,142
                                                                                -----------       ----------        -----------
Net investment income........................................................     1,834,173          719,113         12,607,269
                                                                                -----------       ----------        -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
   Investments...............................................................     1,394,282          611,131         (1,385,606)
   Options...................................................................       (53,655)              --                 --
   Futures contracts.........................................................        47,961           (9,277)                --
   Foreign currency related transactions.....................................       193,057               --                 --
                                                                                -----------       ----------        -----------
     Net realized gain (loss) on investments.................................     1,581,645          601,854         (1,385,606)
                                                                                -----------       ----------        -----------
Net change in unrealized gain or loss on:
   Investments...............................................................       507,427          128,579                 --
   Futures contracts.........................................................       (71,128)          (7,135)                --
   Foreign currency related transactions.....................................         4,049               93                 --
                                                                                -----------       ----------        -----------
     Net change in unrealized gain or loss on investments....................       440,348          121,537                 --
                                                                                -----------       ----------        -----------
Net realized and change in unrealized gain or loss on investments............     2,021,993          723,391         (1,385,606)
                                                                                -----------       ----------        -----------
Net increase in net assets resulting from operations.........................   $ 3,856,166       $1,442,504        $11,221,663
                                                                                ===========       ==========        ===========








16 See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Income Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                         Bond
                                                                                          ---------------------------------
                                                                                             Six Month
                                                                                           Period Ended
                                                                                          April 30, 2001      Year Ended
                                                                                           (Unaudited)      October 31, 2000
                                                                                          --------------    ----------------
From Operations:
Net investment income..................................................................  $    1,834,173    $   2,845,527
Net realized gain (loss) on investments................................................       1,581,645         (428,046)
Net change in unrealized gain or loss on investments...................................         440,348         (142,184)
                                                                                         --------------    -------------
   Net increase in net assets resulting from operations................................       3,856,166        2,275,297
                                                                                         --------------    -------------
Distributions to Shareholders:
Class I:
     From net investment income........................................................      (1,076,002)      (1,684,227)
Class A:
     From net investment income........................................................        (787,117)        (767,862)
Class B:
     From net investment income........................................................          (9,244)          (9,281)
Class C:
     From net investment income........................................................         (17,615)         (26,235)
                                                                                         --------------    -------------
   Decrease in net assets from distributions to shareholders...........................      (1,889,978)      (2,487,605)
                                                                                         --------------    -------------
From Fund Share Transactions:
Class I:
     Proceeds from shares sold.........................................................      14,919,819        5,423,027
     Net asset value of shares issued upon reinvestment of distributions...............         990,153        1,525,481
     Payments for shares redeemed......................................................      (7,610,620)      (9,995,317)
Class A:
     Proceeds from shares sold.........................................................      55,195,072       15,786,617
     Net asset value of shares issued upon reinvestment of distributions...............         733,818          726,412
     Payments for shares redeemed......................................................     (40,589,882)      (8,691,299)
Class B:
     Proceeds from shares sold.........................................................         455,493          256,981
     Net asset value of shares issued upon reinvestment of distributions...............           6,921            5,240
     Payments for shares redeemed......................................................         (99,011)        (112,368)
Class C:
     Proceeds from shares sold.........................................................         235,422        1,408,642
     Net asset value of shares issued upon reinvestment of distributions...............          13,691           17,262
     Payments for shares redeemed......................................................         (40,094)      (1,864,715)
                                                                                         --------------    -------------
   Net increase in net assets from fund share transactions.............................      24,210,782        4,485,963
                                                                                         --------------    -------------
Net change in net assets...............................................................      26,176,970        4,273,655
Net Assets:
Beginning of period....................................................................      51,751,163       47,477,508
                                                                                         --------------    -------------
End of period..........................................................................  $   77,928,133    $  51,751,163
                                                                                         ==============    =============
End of period net assets includes undistributed net investment income..................  $       77,588    $     133,393
                                                                                         ==============    =============


18 See Notes to Financial Statements.

                                                                                                              Bond
                                                                                --------------------------------------------------
                                                                                  Six Month
                                                                                 Period Ended
                                                                                April 30, 2001                      Year Ended
                                                                                 (Unaudited)                     October 31, 2000
                                                                                --------------                   ----------------
Share Transactions:
Class I:
     Number of shares sold.......................................................    1,448,143                         548,816
     Number of shares issued upon reinvestment of distributions..................       96,346                         155,038
     Number of shares redeemed...................................................     (741,140)                     (1,014,897)
                                                                                   -----------                    ------------
   Net increase (decrease).......................................................      803,349                        (311,043)
                                                                                   ===========                    ============
Class A:
     Number of shares sold.......................................................    5,372,058                       1,601,442
     Number of shares issued upon reinvestment of distributions..................       71,403                          73,813
     Number of shares redeemed...................................................   (3,954,240)                       (878,469)
                                                                                   -----------                    ------------
   Net increase..................................................................    1,489,221                         796,786
                                                                                   ===========                    ============
Class B:
     Number of shares sold.......................................................       44,035                          26,143
     Number of shares issued upon reinvestment of distributions..................          673                             533
     Number of shares redeemed...................................................       (9,981)                        (11,488)
                                                                                   -----------                    ------------
   Net increase..................................................................       34,727                          15,188
                                                                                   ===========                    ============
Class C:
     Number of shares sold.......................................................       22,848                         143,274
     Number of shares issued upon reinvestment of distributions..................        1,335                           1,757
     Number of shares redeemed...................................................       (3,889)                       (190,160)
                                                                                   -----------                    ------------
   Net increase (decrease).......................................................       20,294                         (45,129)
                                                                                   ===========                    ============


                                           See Notes to Financial Statements. 19

Income Funds
Statements of Changes in Net Assets

                                                                                                Aetna Government Fund
                                                                                    ----------------------------------------
                                                                                          Six Month
                                                                                        Period Ended
                                                                                       April 30, 2001         Year Ended
                                                                                         (Unaudited)        October 31, 2000
                                                                                       --------------       ----------------
From Operations:
Net investment income..................................................................  $     719,113       $    1,167,521
Net realized gain (loss) on investments................................................        601,854             (134,807)
Net change in unrealized gain or loss on investments...................................        121,537              347,117
                                                                                         -------------       --------------
   Net increase in net assets resulting from operations................................      1,442,504            1,379,831
                                                                                         -------------       --------------
Distributions to Shareholders:
Class I:
     From net investment income........................................................       (336,320)            (618,911)
Class A:
     From net investment income........................................................       (372,461)            (538,903)
Class B:
     From net investment income........................................................         (1,689)              (6,367)
Class C:
     From net investment income........................................................        (10,930)              (5,735)
                                                                                         -------------       --------------
   Decrease in net assets from distributions to shareholders...........................       (721,400)          (1,169,916)
                                                                                         -------------       --------------
From Fund Share Transactions:
Class I:
     Proceeds from shares sold.........................................................      7,702,802            4,871,446
     Net asset value of shares issued upon reinvestment of distributions...............        334,532              614,571
     Payments for shares redeemed......................................................     (3,352,984)          (4,390,868)
Class A:
     Proceeds from shares sold.........................................................     37,081,692           16,940,547
     Net asset value of shares issued upon reinvestment of distributions...............        355,607              531,302
     Payments for shares redeemed......................................................    (29,310,758)         (12,157,015)
Class B:
     Proceeds from shares sold.........................................................         73,490               78,960
     Net asset value of shares issued upon reinvestment of distributions...............          1,643                2,915
     Payments for shares redeemed......................................................             --             (167,822)
Class C:
     Proceeds from shares sold.........................................................      2,060,954               42,444
     Net asset value of shares issued upon reinvestment of distributions...............          6,808                3,338
     Payments for shares redeemed......................................................     (1,575,660)             (41,728)
                                                                                         -------------       --------------
   Net increase in net assets from fund share transactions.............................     13,378,126            6,328,090
                                                                                         -------------       --------------
Net change in net assets...............................................................     14,099,230            6,538,005
Net Assets:
Beginning of period....................................................................     22,630,189           16,092,184
                                                                                         -------------       --------------
End of period..........................................................................  $  36,729,419       $   22,630,189
                                                                                         =============       ==============
End of period net assets includes undistributed net investment income..................  $      17,041       $       19,328
                                                                                         =============       ==============



20  See Notes to Financial Statements.

                                                                                           Aetna Government Fund
                                                                                 -----------------------------------------
                                                                                  Six Month
                                                                                Period Ended
                                                                               April 30, 2001               Year Ended
                                                                                 (Unaudited)              October 31, 2000
                                                                               --------------            -----------------
Share Transactions:
Class I:
     Number of shares sold....................................................       754,137                    500,004
     Number of shares issued upon reinvestment of distributions...............        32,786                     62,626
     Number of shares redeemed................................................      (328,513)                  (449,006)
                                                                                ------------                -----------
   Net increase...............................................................       458,410                    113,624
                                                                                ============                ===========
Class A:
     Number of shares sold....................................................     3,644,311                  1,716,596
     Number of shares issued upon reinvestment of distributions...............        34,860                     54,110
     Number of shares redeemed................................................    (2,880,861)                (1,232,057)
                                                                                ------------                -----------
   Net increase...............................................................       798,310                    538,649
                                                                                ============                ===========
Class B:
     Number of shares sold....................................................         7,124                      8,034
     Number of shares issued upon reinvestment of distributions...............           161                        297
     Number of shares redeemed................................................            --                    (16,970)
                                                                                ------------                -----------
   Net increase (decrease)....................................................         7,285                     (8,639)
                                                                                ============                ===========
Class C:
     Number of shares sold....................................................       199,520                      4,340
     Number of shares issued upon reinvestment of distributions...............           665                        340
     Number of shares redeemed................................................      (153,506)                    (4,239)
                                                                                ------------                -----------
   Net increase...............................................................        46,679                        441
                                                                                ============                ===========

                                          See Notes to Financial Statements.  21

Income Funds
Statements of Changes in Net Assets
================================================================================

                                                                                                    Money Market
                                                                                        ------------------------------------
                                                                                           Six Month
                                                                                          Period Ended
                                                                                         April 30, 2001        Year Ended
                                                                                          (Unaudited)       October 31, 2000
                                                                                        ---------------     ----------------
From Operations:
Net investment income...............................................................    $    12,607,269     $    26,214,156
Net realized loss...................................................................         (1,385,606)            (21,311)
                                                                                        ---------------     ---------------
   Net increase in net assets resulting from operations.............................         11,221,663          26,192,845
                                                                                        ---------------     ---------------
Distributions to Shareholders:
Class I:
     From net investment income.....................................................         (6,809,302)        (14,947,032)
Class A:
     From net investment income.....................................................         (5,478,476)        (10,781,081)
Class B:
     From net investment income.....................................................            (15,206)             (7,815)
Class C:
     From net investment income.....................................................           (304,285)           (478,228)
                                                                                        ---------------     ---------------
   Decrease in net assets from distributions to shareholders........................        (12,607,269)        (26,214,156)
                                                                                        ---------------     ---------------
From Fund Share Transactions:
Class I:
     Proceeds from shares sold......................................................         81,359,402         149,181,425
     Net asset value of shares issued upon reinvestment of distributions............          6,518,332          14,291,758
     Payments for shares redeemed...................................................        (76,145,924)       (202,281,370)
Class A:
     Proceeds from shares sold......................................................        193,343,946         525,344,636
     Net asset value of shares issued upon reinvestment of distributions............          5,301,024          10,469,206
     Payments for shares redeemed...................................................       (189,512,003)       (522,973,185)
Class B:
     Proceeds from shares sold......................................................          1,327,208             273,849
     Net asset value of shares issued upon reinvestment of distributions............             14,064               6,651
     Payments for shares redeemed...................................................           (223,903)           (269,084)
Class C:
     Proceeds from shares sold......................................................          8,521,646          12,119,509
     Net asset value of shares issued upon reinvestment of distributions............            287,130             442,590
     Payments for shares redeemed...................................................         (6,364,576)         (9,715,182)
                                                                                        ---------------     ---------------
   Net increase (decrease) in net assets from fund share transactions...............         24,426,346         (23,109,197)
                                                                                        ---------------     ---------------
Net change in net assets............................................................         23,040,740         (23,130,508)
Net Assets:
Beginning of period.................................................................        449,999,092         473,129,600
                                                                                        ---------------     ---------------
End of period.......................................................................    $   473,039,832     $   449,999,092
                                                                                        ===============     ===============
End of period net assets includes undistributed net investment income...............    $            --     $            --
                                                                                        ===============     ===============

22  See Notes to Financial Statements.

==================================================================================================================

                                                                                        Money Market
                                                                               -----------------------------------
                                                                                   Six Month
                                                                                 Period Ended
                                                                                April 30, 2001      Year Ended
                                                                                  (Unaudited)    October 31, 2000
                                                                               ---------------   ----------------
Share Transactions:
Class I:
  Number of shares sold.......................................................      81,359,402        149,181,424
  Number of shares issued upon reinvestment of distributions..................       6,518,332         14,291,758
  Number of shares redeemed...................................................     (76,145,923)      (202,281,370)
                                                                               ---------------   ----------------
 Net increase (decrease)......................................................      11,731,811        (38,808,188)
                                                                               ===============   ================
Class A:
  Number of shares sold.......................................................     193,343,945        525,344,637
  Number of shares issued upon reinvestment of distributions..................       5,301,024         10,469,206
  Number of shares redeemed...................................................    (189,512,003)      (522,973,185)
                                                                               ---------------   ----------------
 Net increase.................................................................       9,132,966         12,840,658
                                                                               ===============   ================
Class B:
  Number of shares sold.......................................................       1,327,208            273,850
  Number of shares issued upon reinvestment of distributions..................          14,063              6,651
  Number of shares redeemed...................................................        (223,903)          (269,084)
                                                                               ---------------   ----------------
 Net increase.................................................................       1,117,368             11,417
                                                                               ===============   ================
Class C:
  Number of shares sold.......................................................       8,521,646         12,119,508
  Number of shares issued upon reinvestment of distributions..................         287,133            442,590
  Number of shares redeemed...................................................      (6,364,576)        (9,715,182)
                                                                               ---------------   ----------------
 Net increase.................................................................       2,444,203          2,846,916
                                                                               ===============   ================

                                          See Notes to Financial Statements.  23

Income Funds
Notes to Financial Statements
April 30, 2001 (Unaudited)
================================================================================

1. Organization


Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds, (each a Fund; collectively, the Funds), Aetna Bond Fund (Bond), Aetna Government Fund, and Aetna Money Market Fund (Money Market).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  Class I: No sales charges or distribution fees.

  Class A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year), except for Money Market.

  Class B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  Class C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75% (except for Money Market); service fees of 0.25% (except for Money Market).

Shares in each Class were first made available to the public on the following dates:


                                    Class I              Class A              Class B            Class C
                                    -------              -------              -------            -------
Bond                            December 27, 1991    April 15, 1994        March 1, 1999      June 30, 1998
Aetna Government Fund           December 22, 1993    April 15, 1994        March 1, 1999      June 30, 1998
Money Market                    December 27, 1991    April 15, 1994        March 1, 1999      June 30, 1998

The following is each Fund's investment objective:

  Bond seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  Aetna Government Fund seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  Money Market seeks to provide high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments.

Aeltus Investement Management, Inc, (Aeltus) and Aeltus Capital, Inc. (ACI) are indirect wholly owned subsidiaries of ING Groep N.V. (ING). On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus, the investment adviser to the Funds, and ACI, each Fund's principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

================================================================================

2. Summary of Significant Accounting Policies

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. Valuation of Investments

Except for Money Market, exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Fixed income securities maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. Short-term investments maturing sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Equity and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

Money Market, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds (except for Money Market) may invest in financial futures contracts as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily. Money Market may not invest in forward foreign currency exchange contracts.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may

Income Funds
Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)
================================================================================

also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. Options Contracts

The Funds (except for Money Market) may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

D. Swap Contracts

Bond may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, Bond will record a realized gain or loss. As of April 30, 2001, Bond had no outstanding swap agreements.

E. Illiquid and Restricted Securities

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Bond and Aetna Government Fund may invest up to 15% and Money Market may invest up to 10% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities

================================================================================

other than ordinary brokerage fees, if any.


F. Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

G. Dollar Roll Transactions

Each of the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

H. Federal Income Taxes

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 2000 and intends to meet requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

I. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

J. Line of Credit

Certain series of the Company (including Bond and Aetna Government Fund), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a

Income Funds
Notes to Financial Statements (continued)
April 30, 2001 (Unaudited)
================================================================================

revolving credit advance. No borrowings from the line of credit have been made as of April 30, 2001.

K. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. Investment Advisory, Shareholder Services and Distribution Fees

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the effective rates before waivers as of April 30, 2001:

                                                      Fee          Effective
                                                     Range           Rate
                                                     -----         ---------
                    Bond                           0.50%-0.40%       0.50%
                    Aetna Government Fund          0.50%-0.40%       0.50%
                    Money Market                   0.40%-0.30%       0.40%

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.25% of the average daily net assets associated with those shares. For the period November 1, 2000 through April 30, 2001, Aeltus paid ALIAC $61,134.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares, except Money Market Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund (except Money Market) and 0.75% of the average daily net assets of Class B and Class C shares of each Fund (except Class C shares of Money Market). Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees in connection with Class B and Class C shares.

================================================================================

4. Reimbursement and Waiver from Investment Adviser

Aeltus is contractually obligated through December 31, 2001 to reimburse each Fund (except Money Market) for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the period ended April 30, 2001 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

5. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2001 were:

                                 Cost of Purchases         Proceeds from Sales
                                 -----------------         -------------------
     Bond                           $98,455,198                 $80,581,376
     Aetna Government Fund           50,120,133                  37,541,250

6. Capital Loss Carryforwards

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of April 30, 2001, the following capital loss carryforwards had been incurred:

                                   Total                                 Year of  Expiration
                                                                         -------------------
                                 Capital Loss
                                 Carryforward            2003           2005          2007           2008
                                 ------------            ----           ----          ----           ----
Bond                             $  1,075,680        $  184,276      $      --      $  594,394    $  297,010
Aetna Government Fund                 358,333            53,515         47,228         114,815       142,775
Money Market                           21,311                --             --              --        21,311

7. Authorized Capital Shares


The Company is authorized to issue a total of 15 billion shares. Of those 15 billion shares, each of the Funds, except Money Market, have been allocated 100 million shares each of Class I, Class A, Class B and Class C; Money Market has been allocated one billion shares each of Class I, Class A, Class B and Class C. As of April 30, 2001, the following shares of the Funds were owned by ALIAC and its affiliates:

                                               Class I           Class A
                                               -------           -------
       Bond                                   2,009,858            36,949
       Aetna Government Fund                  1,211,838            76,678
       Money Market                         125,150,098         1,004,901

8. New Accounting Pronouncement


In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes are expected to have no material impact on the Funds' net asset values.

Income Funds
Financial Highlights
Bond
================================================================================

Selected data for a fund share outstanding throughout each period:

                                           Six Month
                                             Period
                                             Ended         Year  Ended     Year  Ended     Year Ended      Year Ended    Year Ended
                                          April 30, 2001   October 31,     October 31,     October 31,     October 31,   October 31,
       CLASS I                             (Unaudited)        2000            1999            1998            1997          1996
----------------------------------------  --------------   -----------     ------------   -------------   ------------  ------------
Net asset value, beginning of period.....  $    9.93    $     9.98      $      10.38      $    10.22      $   10.09      $   10.27
                                           ---------    ----------      ------------      ----------      ---------      ---------
Income from investment operations:
 Net investment income...................       0.28          0.59             0.57+            0.60+           0.62+         0.65+
 Net realized and change in unrealized
  gain or loss on investments............       0.40         (0.12)            (0.41)           0.17            0.13         (0.15)
                                           ---------    ----------      ------------      ----------      ----------     ---------
    Total income from investment
     operations..........................       0.68          0.47              0.16            0.77            0.75          0.50
                                           ---------    ----------      ------------      ----------      ----------     ---------
Less distributions:
 From net investment income..............      (0.30)        (0.56)            (0.61)          (0.62)          (0.68)
                                           ---------    ----------      ------------      ----------      ----------     ---------
    Total distributions..................      (0.30)        (0.52)            (0.56)          (0.61)          (0.62)        (0.68)
                                           ---------     ---------      ------------      ----------      ----------     ---------
Net asset value, end of period...........  $   10.31     $    9.93      $       9.98      $    10.38      $    10.22     $   10.09
                                           =========     =========      ============      ==========      ==========     =========
Total return.............................       6.88%         4.88%             1.56%           7.72%           7.72%         5.09%
Net assets, end of period (000's)........  $  40,473     $  31,000      $     34,268      $   41,804      $   34,080      $ 28,864
Ratio of net investment expenses to
 average net assets......................       0.75%(1)      0.75%             0.75%           0.75%           0.75%         0.75%
Ratio of net investment income to average
 net assets..............................       5.82%(1)      6.00%             5.52%           5.79%           6.07%         6.16%
Ratio of expenses before reimbursement
 and waiver to average net assets........       0.80%(1)      0.84%             0.93%           0.97%           1.14%         1.16%
Portfolio turnover rate..................     128.56%       361.83%           174.14%          77.01%          48.56%        42.33%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

30  See Notes to Financial Statements.

Bond
================================================================================
Selected data for a fund share outstanding throughout each period:

                                              Six Month
                                             Period Ended     Year Ended     Year Ended     Year Ended    Year Ended    Year Ended
                                            April 30, 2001    October 31,    October 31,    October 31,   October 31,   October 31,
             CLASS A                         (Unaudited)         2000           1999           1998          2000          2000
------------------------------------------  --------------    ----------     ----------     ----------    ----------    ----------
Net asset value, beginning of period......   $   9.93         $   9.98       $  10.37       $ 10.22       $ 10.09       $ 10.27
                                             --------         --------       --------       -------       -------       -------
Income from investment operations:
 Net investment income....................       0.28             0.55           0.54+         0.57+         0.54+         0.62+
 Net realized and change in unrealized
  gain or loss on investments.............       0.38            (0.10)         (0.39)         0.15          0.13         (0.20)
                                             --------         --------       --------       -------       -------       -------
    Total income from investment
     operations...........................       0.66             0.45           0.15          0.72          0.67          0.42
                                             --------         --------       --------       -------       -------       -------
Less distributions:
 From net investment income...............      (0.29)           (0.50)         (0.54)        (0.57)        (0.54)        (0.60)
                                             --------         --------       --------       -------       -------       -------
    Total distributions...................      (0.29)           (0.50)         (0.54)        (0.57)        (0.54)        (0.60)
                                             --------         --------       --------       -------       -------       -------
Net asset value, end of period............   $  10.30         $   9.93       $   9.98       $ 10.37       $ 10.22       $ 10.09
                                             ========         ========       ========       =======       =======       =======

Total return..............................       6.66%            4.62%          1.43%         7.27%         6.89%         4.27%
Net assets, end of period (000's).........   $ 35,910         $ 19,808       $ 11,963       $ 1,890       $ 1,006       $   877
Ratio of net investment expenses to
 average net assets.......................       1.00%(1)         1.00%          1.00%         1.05%         1.50%         1.50%
Ratio of net investment income to average
 net assets...............................       5.57%(1)         5.75%          5.27%         5.49%         5.32%         5.47%
Ratio of expenses before reimbursement
 and waiver to average net assets.........       1.05%(1)         1.09%          1.18%         1.27%         1.89%         1.91%
Portfolio turnover rate...................     128.56%          361.83%        174.14%        77.01%        48.56%        42.33%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                          See Notes to Financial Statements.  31

Income Funds
Financial Highlights (continued)
Bond
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                                  Period From
                                                                             Six Month                           March 1, 1999
                                                                            Period Ended       Year Ended       (Date of Initial
                                                                           April 30, 2001      October 31,       Public Offering
                                CLASS B                                      (Unaudited)          2000         to October 31, 1999
------------------------------------------------------------------------   --------------      -----------     -------------------
Net asset value, beginning of period....................................   $     9.92          $    9.98           $   10.29
                                                                           ----------          ---------           ---------
Income from investment operations:
 Net investment income..................................................         0.24               0.47                0.31+
 Net realized and change in unrealized gain or loss on investments......         0.39              (0.11)              (0.32)
                                                                           ----------          ---------           ---------
  Total income from investment operations...............................         0.63               0.36               (0.01)
                                                                           ----------          ---------           ---------
Less distributions:
 From net investment income.............................................        (0.25)             (0.42)              (0.30)
                                                                           ----------          ---------           ---------
  Total distributions...................................................        (0.25)             (0.42)              (0.30)
                                                                           ----------          ---------           ---------
Net asset value, end of period..........................................   $    10.30          $    9.92           $    9.98
                                                                           ==========          =========           =========

Total return............................................................         6.40%              3.76%              (0.11)%
Net assets, end of period (000's).......................................   $      715          $     345           $     195
Ratio of net investment expenses to average net assets..................         1.75%(1)           1.75%               1.75%(1)
Ratio of net investment income to average net assets....................         4.82%(1)           5.00%               4.52%(1)
Ratio of expenses before reimbursement and waiver to average net assets.         1.80%(1)           1.84%               1.93%(1)
Portfolio turnover rate.................................................       128.56%            361.83%             174.14%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.
(1) Annualized.

32  See Notes to Financial Statements.

Bond
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                                                  Period From
                                                               Six Month                                         June 30, 1998
                                                              Period Ended       Year Ended      Year Ended     (Date of Initial)
                                                             April 30, 2001      October 31,     October 31,     Public Offering)
                         CLASS C                              (Unaudited)           2000            1999       to October 31, 1998
----------------------------------------------------------   --------------      ----------      ----------    -------------------
Net asset value, beginning of period......................    $    9.91          $   9.97        $  10.37           $  10.31
                                                              ---------          --------        --------           --------
Income from investment operations:
 Net investment income....................................         0.22              0.50            0.46+              0.17+
 Net realized and change in unrealized gain or loss
 on investments...........................................         0.41             (0.14)          (0.39)              0.05
                                                              ---------          --------        --------           --------
  Total income from investment operations.................         0.63              0.36            0.07               0.22
                                                              ---------          --------        --------           --------
Less distributions:
 From net investment income...............................        (0.25)            (0.42)          (0.47)             (0.16)
                                                              ---------          --------        --------           --------
  Total distributions.....................................        (0.25)            (0.42)          (0.47)             (0.16)
                                                              ---------          --------        --------           --------
Net asset value, end of period............................    $   10.29          $   9.91        $   9.97           $  10.37
                                                              =========          ========        ========           ========

Total return..............................................         6.40%             3.76%           0.66%              2.10%
Net assets, end of period (000's).........................    $     830          $    598        $  1,052           $    108
Ratio of net investment expenses to average net assets....         1.75%(1)          1.75%           1.75%              1.75%(1)
Ratio of net investment income to average net assets......         4.82%(1)          5.00%           4.52%              4.79%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets.......................................         1.80%(1)          1.84%           1.93%              1.97%(1)
Portfolio turnover rate...................................       128.56%           361.83%         174.14%             77.01%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                          See Notes to Financial Statements.  33

Income Funds
Financial Highlights (continued)
Aetna Government Fund
================================================================================
Selected data for a fund share outstanding throughout each period:

                                              Six Month
                                             Period Ended     Year Ended     Year Ended     Year Ended    Year Ended    Year Ended
                                            April 30, 2001    October 31,    October 31,    October 31,   October 31,   October 31,
             CLASS I                         (Unaudited)         2000           1999           1998          1997          1996
------------------------------------------  --------------    ----------     ----------     ----------    ----------    ----------
Net asset value, beginning of period......    $   9.94         $   9.86      $  10.29       $   9.99      $   9.80      $  10.01
                                              --------         --------      --------       --------      --------      --------
Income from investment operations:
 Net investment income....................        0.25             0.57          0.51+          0.53+         0.58+         0.56+
 Net realized and change in unrealized
  gain or loss on investments.............        0.30             0.09         (0.45)          0.30          0.21         (0.13)
                                              --------         --------      --------       --------      --------      --------
    Total income from investment
     operations...........................        0.55             0.66          0.06           0.83          0.79          0.43
                                              --------         --------      --------       --------      --------      --------
Less distributions:
 From net investment income...............       (0.25)           (0.58)        (0.49)         (0.53)        (0.60)        (0.64)
                                              --------         --------      --------       --------      --------      --------
    Total distributions...................       (0.25)           (0.58)        (0.49)         (0.53)        (0.60)        (0.64)
                                              --------         --------      --------       --------      --------      --------
Net asset value, end of period............    $  10.24         $   9.94      $   9.86       $  10.29      $   9.99      $   9.80
                                              ========         ========      ========       ========      ========      ========

Total return..............................        5.62%            6.92%         0.58%          8.54%         8.39%         4.43%
Net assets, end of period (000's).........    $ 16,048         $ 11,021      $  9,808       $ 13,980      $ 10,217      $ 10,662
Ratio of net investment expenses to
 average net assets.......................        0.70%(1)         0.70%         0.70%          0.70%         0.70%         0.70%
Ratio of net investment income to average
 net assets...............................        5.06%(1)         5.90%         5.00%          5.21%         5.91%         5.67%
Ratio of expenses before reimbursement
 and waiver to average net assets.........        0.95%(1)         0.97%         1.47%          1.51%         1.70%         1.57%
Portfolio turnover rate...................      141.26%          138.83%        30.72%        181.08%       147.78%        50.48%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

34  See Notes to Financial Statements.

Aetna Government Fund
================================================================================
Selected data for a fund share outstanding throughout each period:

                                              Six Month
                                             Period Ended     Year Ended     Year Ended     Year Ended    Year Ended    Year Ended
                                            April 30, 2001    October 31,    October 31,    October 31,   October 31,   October 31,
             CLASS A                         (Unaudited)         2000           1999           1998          1997          1996
------------------------------------------  --------------    ----------     ----------     ----------    ----------    ----------
Net asset value, beginning of period......   $    9.94         $   9.86      $ 10.29        $    9.99     $    9.79      $  10.00
                                             ---------         --------      -------        ---------     ---------      --------
Income from investment operations:
 Net investment income....................        0.24             0.55        0.48+            0.49+         0.51+         0.48+
 Net realized and change in unrealized
    gain or loss on investments...........        0.30             0.08        (0.45)            0.31          0.21         (0.13)
                                             ---------         --------      -------        ---------     ---------      --------
     Total income from investment
       operations.........................        0.54             0.63         0.03             0.80          0.72          0.35
                                             ---------         --------      -------        ---------     ---------      --------
Less distributions:
 From net investment income...............       (0.24)           (0.58)       (0.46)           (0.50)        (0.52)        (0.56)
                                             ---------         --------      -------        ---------     ---------      --------
     Total distributions..................       (0.24)           (0.58)       (0.46)           (0.50)        (0.52)        (0.56)
                                             ---------         --------      -------        ---------     ---------      --------
Net asset value, end of period............   $   10.24         $   9.91      $  9.86        $   10.29     $    9.99      $   9.79
                                             =========         ========      =======        =========     =========      ========
Total return..............................        5.41%            6.92%        0.34%            8.19%         7.67%         3.75%
Net assets, end of period (000's).........   $  19,927         $ 11,021      $ 6,009        $     875     $     531      $    526
Ratio of net investment expenses to
 average net assets.......................        0.95%(1)         0.70%        0.95%            1.03%         1.45%         1.45%
Ratio of net investment income to
 average net assets.......................        4.81%(1)         5.90%        4.75%            4.88%         5.16%         4.96%
Ratio of expenses before reimbursement
 and waiver to average net assets.........        1.20%(1)         0.97%        1.72%            1.84%         2.45%         2.32%
Portfolio turnover rate...................      141.26%          138.83%       30.72%          181.08%       147.78%        50.48%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                           See Notes to Financial Statements. 35

Income Funds
Financial Highlights (continued)
Aetna Government Fund
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                   Period From
                                                                                Six Month                         March 1, 1999
                                                                              Period Ended       Year Ended     (Date of Initial)
                                                                              April 30, 2001     October 31,     Public Offering
                    CLASS B                                                   (Unaudited)          2000        to October 31, 1999
--------------------------------------------------------------------------    -------------    ------------    -------------------
Net asset value, beginning of period .....................................    $     9.95        $     9.86        $     10.12
                                                                              ----------        ----------        -----------
Income from investment operations:
 Net investment income ...................................................          0.19              0.48               0.27+
 Net realized and change in unrealized gain or loss on investments .......          0.32              0.08              (0.27)
                                                                              ----------        ----------        -----------
  Total income from investment operations ................................          0.51              0.56               0.00
                                                                              ----------        ----------        -----------
Less distributions:
 From net investment income ..............................................         (0.21)            (0.47)             (0.26)
                                                                              ----------        ----------        -----------
  Total distributions ....................................................         (0.21)            (0.47)             (0.26)
                                                                              ----------        ----------        -----------
Net asset value, end of period ...........................................    $    10.25        $     9.95        $      9.86
                                                                              ==========        ==========        ===========
Total return .............................................................          5.12%             5.88%              0.00%
Net assets, end of period (000's) ........................................    $      144        $       68        $       152
Ratio of net investment expenses to average net assets ...................          1.70%(1)          1.70%              1.70%(1)
Ratio of net investment income to average net assets .....................          4.06%(1)          4.90%              4.00%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..          1.95%(1)          1.97%              2.47%(1)
Portfolio turnover rate ..................................................        141.26%           138.83%             30.72%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.


36 See Notes to Financial Statements.

Aetna Government Fund
--------------------------------------------------------------------------------
Selected data for a fund share outstanding period:

                                                                                                                    Period From
                                                                  Six Month                                        June 30, 1999
                                                                Period Ended       Year Ended     Year Ended     (Date of Initial)
                                                                April 30, 2001     October 31,    October 31,     Public Offering
                      CLASS C                                   (Unaudited)          2000           1999        to October 31, 1998
-----------------------------------------------------------     -------------    -------------  -------------   -------------------
Net asset value, beginning of period ......................        $    9.93         $   9.85      $   10.29       $    10.11
                                                                   ---------         --------      ---------       ----------
Income from investment operations:
 Net investment income ....................................             0.20             0.47           0.40+            0.15+
 Net realized and change in unrealized gain or loss on
  investments .............................................             0.31             0.09          (0.45)            0.17
                                                                   ---------         --------      ---------       ----------
    Total income from investment operations ...............             0.51             0.56          (0.05)            0.32
                                                                   ---------         --------      ---------       ----------
Less distributions:
 From net investment income ...............................            (0.21)           (0.48)         (0.39)           (0.14)
                                                                   ---------         --------      ---------       ----------
    Total distributions ...................................            (0.21)           (0.48)         (0.39)           (0.14)
                                                                   ---------         --------      ---------       ----------
Net asset value, end of period ............................        $   10.23         $   9.93      $    9.85       $    10.29
                                                                   =========         ========      =========       ==========
Total return ..............................................             5.03%            5.89%         (0.46)%           3.18%
Net assets, end of period (000's) .........................        $     610         $    129      $     124       $      117
Ratio of net investment expenses to average net assets ....             1.70%(1)         1.70%          1.70%            1.70%(1)
Ratio of net investment income to average net assets ......             4.06%(1)         4.90%          4.00%            4.21%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................             1.95%(1)         1.97%          2.47%            2.51%(1)
Portfolio turnover rate ...................................           141.26%          138.83%         30.72%          181.08%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 37

Income Funds
Financial Highlights (continued)
Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                   Six Month
                                                 Period Ended      Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                 April 30, 2001    October 31,   October 31,  October 31,  October 31,  October 31,
       CLASS I                                    (Unaudited)         2000          1999         1998         1997         1996
-------------------------------------------      --------------    ----------    -----------  -----------  ----------   ----------
Net asset value, beginning of period.......      $      1.00       $     1.00    $      1.00     $    1.00  $    1.00    $    1.00
                                                 -----------       ----------    -----------     ---------  ---------    ---------
Income from investment operations:
 Net investment income ....................             0.03             0.06           0.05+         0.05+      0.05+        0.05+
                                                 -----------       ----------    -----------     ---------  ---------    ---------
    Total income from investment
     operations ...........................             0.03             0.06           0.05          0.05       0.05         0.05
                                                 -----------       ----------    -----------     ---------  ---------    ---------
Less distributions:
 From net investment income ...............            (0.03)           (0.06)         (0.05)        (0.05)     (0.05)       (0.05)
                                                 -----------       ----------    -----------     ---------  ---------    ---------
    Total distributions ...................            (0.03)           (0.06)         (0.05)        (0.05      (0.05)       (0.05)
                                                 -----------       ----------    -----------     ---------  ---------    ---------
Net asset value, end of period ............      $      1.00       $     1.00    $      1.00    $     1.00  $    1.00    $    1.00
                                                 ===========       ==========    ===========    ==========  =========    =========
Total return ..............................             2.79%            5.97%          4.88%         5.36%      5.49%        5.44%
Net assets, end of period (000's) .........      $   256,757       $  245,774    $   284,594    $  276,024  $ 273,710    $ 323,281
Ratio of net investment expenses to
 average net assets .......................             0.63%(1)         0.59%          0.50%         0.48%      0.37%        0.30%
Ratio of net investment income to average
  net assets ..............................             5.56%(1)         5.80%          4.79%         5.24%      5.31%        5.30%
Ratio of expenses before reimbursement
 and waiver to average net assets .........               --             0.65%          0.64%         0.72%      0.81%        0.83%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



38 See Notes to Financial Statements.

Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                   Six Month
                                                 Period Ended      Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                 April 30, 2001    October 31,   October 31,  October 31,  October 31,  October 31,
       CLASS A                                    (Unaudited)         2000          1999         1998         1997         1996
-----------------------------------------        --------------    ----------    -----------  -----------  ----------   ----------
Net asset value, beginning of period ......      $      1.00       $     1.00    $     1.00   $     1.00   $    1.00    $    1.00
                                                 -----------       ----------    ----------   ----------   ---------    ---------
Income from investment operations:
 Net investment income ....................             0.03             0.06          0.05+        0.05+       0.05+        0.05+
                                                 -----------       ----------    ----------   ----------   ---------    ---------
  Total income from investment
    operations ............................             0.03             0.06          0.05         0.05        0.05         0.05
                                                 -----------       ----------    ----------   ----------   ---------    ---------
Less distributions:
 From net investment income ...............            (0.03)           (0.06)        (0.05)       (0.05)      (0.05)       (0.05)
                                                 -----------       ----------    ----------   ----------   ---------    ---------
  Total distributions .....................            (0.03)           (0.06)        (0.05)       (0.05)      (0.05)       (0.05)
                                                 -----------       ----------    ----------   ----------   ---------    ---------
Net asset value, end of period ............      $      1.00       $     1.00    $     1.00   $     1.00   $    1.00    $    1.00
                                                 ===========       ==========    ==========   ==========   =========    =========
Total return ..............................             2.79%            5.97%         4.88%        5.36%       5.49%        5.44%
Net assets, end of period (000's) .........      $   202,986       $  194,454    $  181,623   $  161,456   $ 156,530    $ 119,849
Ratio of net investment expenses to
 average net assets .......................             0.63%(1)         0.59%         0.50%        0.48%       0.37%        0.30%
Ratio of net investment income to average
 net assets ...............................             5.56%(1)         5.80%         4.79%        5.24%       5.31%        5.30%
Ratio of expenses before reimbursement
 and waiver to average net assets .........               --             0.65%         0.64%        0.72%       0.91%        0.93%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 39

Income Funds
Financial Highlights (continued)
Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                   Period From
                                                                                Six Month                         March 1, 1999
                                                                              Period Ended       Year Ended     (Date of Initial)
                                                                              April 30, 2001     October 31,     Public Offering
                    CLASS B                                                   (Unaudited)          2000        to October 31, 1999
------------------------------------------------------                        -------------    ------------    -------------------
Net asset value, beginning of period ......................................    $     1.00       $    1.00        $      1.00
                                                                               ----------       ---------        -----------
Income from investment operations:
 Net investment income ....................................................          0.02            0.05               0.03+
                                                                               ----------       ---------        -----------
  Total income from investment operations .................................          0.02            0.05               0.03
                                                                               ----------       ---------        -----------
Less distributions:
 From net investment income ...............................................         (0.02)          (0.05)             (0.03)
                                                                               ----------       ---------        -----------
  Total distributions .....................................................         (0.02)          (0.05)             (0.03)
                                                                               ----------       ---------        -----------
Net asset value, end of period ............................................    $     1.00       $    1.00        $      1.00
                                                                               ==========       =========        ===========
Total return ..............................................................          2.28%           4.92%              2.56%
Net assets, end of period (000's) .........................................    $    1,275       $     159        $       148
Ratio of net investment expenses to average net assets ....................          1.63%(1)        1.59%              1.50%(1)
Ratio of net investment income to average net assets ......................          4.56%(1)        4.80%              3.78%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...            --            1.65%              1.64%(1)


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.


40 See Notes to Financial Statements.

Money Market
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                                    Period From
                                                                  Six Month                                        June 30, 1999
                                                                Period Ended       Year Ended     Year Ended     (Date of Initial)
                                                                April 30, 2001     October 31,    October 31,     Public Offering
                      CLASS C                                   (Unaudited)          2000           1999        to October 31, 1998
-----------------------------------------------------------     -------------    -------------  -------------   -------------------
Net asset value, beginning of period ......................      $     1.00         $   1.00      $    1.00       $     1.00
                                                                 ----------         --------      ---------       ----------
Income from investment operations:
 Net investment income ....................................            0.03             0.06           0.05+            0.02+
                                                                 ----------         --------      ---------       ----------
  Total income from investment operations .................            0.03             0.06           0.05             0.02
                                                                 ----------         --------      ---------       ----------
Less distributions:
 From net investment income ...............................           (0.03)           (0.06)         (0.05)           (0.02)
                                                                 ----------         --------      ---------       ----------
  Total distributions .....................................           (0.03)           (0.06)         (0.05)           (0.02)
                                                                 ----------         --------      ---------       ----------
Net asset value, end of period ............................      $     1.00         $   1.00      $    1.00       $     1.00
                                                                 ==========         ========      =========       ==========
Total return ..............................................            2.79%            5.97%          4.88%            1.75%
Net assets, end of period (000's)  ........................      $   12,021         $  9,611      $   6,765       $      916
Ratio of net investment expenses to average net assets  ...            0.63%(1)         0.59%          0.50%            0.48%(1)
Ratio of net investment income to average net assets ......            5.56%(1)         5.80%          4.79%            5.24%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets  ......................................              --             0.65%          0.64%            0.72%(1)


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.


                                           See Notes to Financial Statements. 41

--------------------------------------
Capital Appreciation
Aetna Growth Fund
Aetna International Fund
Aetna Small Company Fund
Aetna Value Opportunity Fund
Aetna Technology Fund

--------------------------------------
Growth & Income
Aetna Balanced Fund
Aetna Growth and Income Fund



--------------------------------------
Income
Aetna Bond Fund
Aetna Government Fund
Aetna Money Market Fund



--------------------------------------
Index Plus
Aetna Index Plus Large Cap Fund
Aetna Index Plus Mid Cap Fund
Aetna Index Plus Small Cap Fund



--------------------------------------
Generation Funds
Aetna Ascent Fund
Aetna Crossroads Fund
Aetna Legacy Fund



--------------------------------------
Principal Protection Funds
Aetna Principal Protection Fund I
Aetna Principal Protection Fund II
Aetna Principal Protection Fund III
Aetna Principal Protection Fund IV
Aetna Index Plus Protection Fund



--------------------------------------
Brokerage Cash Reserves


--------------------------------------


[LOGO]
Aeltus

Aetna Mutual Funds are distributed
by Aeltus Capital, Inc.

                                                              -----------------
Aetna Mutual Funds                                                PRSRT STD
10 State House Square                                           U.S. POSTAGE
Hartford, CT 06103-3602                                             PAID
                                                                Lancaster, PA
                                                                Permit No. 486
                                                              -----------------